Aircraft Financing (Details Narrative) - 1 months ended Apr. 30, 2017	USD ($)	CAD ($)	USD ($)
Aircraft Financing Details Narrative
Purchased price of aircraft			$ 2,000,000
Selling price of aircraft			2,300,000
Lease term	60 months
Proceeds from sale of aircraft		$ 2,700,000
Book value of aircraft			$ 2,400,000
Gain on disposition of aircraft	$ 776,504
Gain on disposition of assets description	Gain on disposition of $776,504 was deferred ($621,203 included in long term liabilities and $155,301 included in accounts payable and accrued liabilities).
Monthly repayment	$ 39,500
Gain reduction description	The gain will be recognized as a reduction to the Company’s lease expense over the 60 month term of the lease.
Sale leaseback, transaction description	NXT has the option to extend the term of the lease by an additional two years. Should NXT want to repurchase the aircraft at the end of the initial lease term, the purchase price is US $1.45 million.